Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Grant revenue	$ 127,042	$ 1,497,548
Contract revenue	8,641,348	5,545,468
Total revenues	8,768,390	7,043,016
Cost of revenues	(6,882,204)	(5,313,855)
Gross profit	1,886,186	1,729,161
Operating expenses:
Research and development	$ 5,399,839	5,086,535
Acquired in-process research and development		4,000,000
General and administrative	$ 3,596,623	3,403,975
Total operating expenses	8,996,462	12,490,510
Loss from operations	(7,110,276)	(10,761,349)
Other income (expense):
Change in fair value of warrant liability	(1,201,870)	3,436,195
Interest income (expense), net	(8,017)	1,310
Total other income (expense)	(1,209,887)	3,437,505
Net loss before income taxes	(8,320,163)	(7,323,844)
Income tax benefit	488,933	616,872
Net loss	$ (7,831,230)	$ (6,706,972)
Basic net loss per share	$ (0.30)	$ (0.32)
Diluted net loss per share	$ (0.30)	$ (0.43)
Basic weighted average common shares outstanding	26,065,765	20,638,421
Diluted weighted average common shares outstanding	26,065,765	23,584,944